Corporate and Group information - Summary of Subsidiaries (Detail)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Pharvaris Holdings Bv [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris Holdings B.V.
Legal seat	Leiden
Country of incorporation	The Netherlands
% of equity interest	100.00%	100.00%
Pharvaris Netherlands Bv [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris Netherlands B.V.
Legal seat	Leiden
Country of incorporation	The Netherlands
% of equity interest	100.00%	100.00%
Pharvaris GmbH [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris GmbH
Legal seat	Zug
Country of incorporation	Switzerland
% of equity interest	100.00%	100.00%
Pharvaris Inc [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name	Pharvaris, Inc.
Legal seat	Delaware
Country of incorporation	United States of America
% of equity interest	100.00%	100.00%